Installment Loans	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Installment Loans
7. Installment Loans
Consolidated financial statements data have been changed since fiscal 2024. The amounts of installment loans in the previous years have been retrospectively reclassified for this change. For further information, see Note 1 “Significant Accounting and Reporting Policies (aa) Reclassifications.”
The composition of installment loans by domicile and type of borrower at March 31, 2023 and 2024 is as follows:

	Millions of yen
	2023	2024
Borrowers in Japan:
Consumer—
Real estate loans	¥1,949,865	¥1,851,214
Card loans	171,635	72,353
Other	29,688	5,680

	2,151,188	1,929,247

Corporate—
Real estate companies	296,228	334,506
Non-recourse loans	124,499	145,286
Commercial, industrial and other companies	165,951	187,824

	586,678	667,616

Borrowers in overseas:
Consumer—
Real estate loans	107,094	96,247
Other	43,054	47,415

	150,148	143,662

Corporate—
Real estate companies	277,839	190,630
Non-recourse loans	38,654	50,263
Commercial, industrial and other companies	660,840	705,494

	977,333	946,387

Equity method investees	27,424	251,929

Purchased loans*	12,255	19,973

	¥3,905,026	¥3,958,814

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2024, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2025	¥714,395
2026	403,303
2027	342,527
2028	243,226
2029	207,661
Thereafter	2,027,729

Total	¥3,938,841

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥176,597 million, ¥194,240 million and ¥205,734 million for fiscal 2022, 2023 and 2024, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2023 and 2024 were ¥201,355 million and ¥137,179 million, respectively. There were ¥197,041 million and ¥129,959 million of loans held for sale as of March 31, 2023 and 2024, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥12,255 million and ¥19,973 million as of March 31, 2023 and 2024, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2023 and 2024 were ¥2,444 million and ¥12,271 million, respectively.